Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000021257 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000021257 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000021257 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000021257 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021257 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021257 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021257 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021257 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021257 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021257 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021257 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000021257 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000021257 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021257 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021257 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021257 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021257 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021257 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021259 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000021259 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000021259 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000021259 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021259 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021259 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021259 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021259 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021259 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021259 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021259 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000021259 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000021259 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021259 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021259 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021259 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021259 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021259 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081832 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000081832 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000081832 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000081832 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000081832 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081832 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000081832 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081832 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081832 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081832 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081832 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000081832 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000081832 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000081832 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081832 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081832 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081832 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081832 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035460 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000035460 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000035460 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000035460 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000035460 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000035460 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000035460 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000035460 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035460 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035460 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035460 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000035460 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000035460 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000035460 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035460 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035460 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000035460 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035460 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236143 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000236143 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000236143 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000236143 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000236143 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236143 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236143 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236143 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236143 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236143 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236143 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000236143 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000236143 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000236143 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236143 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236143 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236143 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236143 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021271 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000021271 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000021271 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021271 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021271 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021271 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021271 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021271 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021271 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021271 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021271 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000021271 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000021271 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021271 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021271 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021271 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021273 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000021273 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000021273 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021273 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021273 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021273 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021273 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021273 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021273 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021273 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021273 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000021273 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000021273 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021273 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021273 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021273 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081835 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000081835 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000081835 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000081835 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000081835 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000081835 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000081835 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081835 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081835 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081835 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081835 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000081835 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000081835 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081835 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081835 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081835 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035461 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000035461 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000035461 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000035461 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000035461 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035461 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000035461 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035461 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035461 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035461 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035461 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000035461 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000035461 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035461 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035461 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035461 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236144 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000236144 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000236144 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000236144 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000236144 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236144 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236144 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236144 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236144 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236144 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236144 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000236144 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000236144 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236144 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236144 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236144 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021274 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000021274 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021274 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000021274 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000021274 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021274 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021274 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021274 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021274 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021274 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021274 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000021274 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000021274 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000021274 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021274 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021274 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021274 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021274 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021276 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000021276 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021276 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000021276 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000021276 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021276 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021276 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021276 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021276 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021276 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021276 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000021276 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000021276 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000021276 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021276 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021276 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021276 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021276 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081836 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000081836 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000081836 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000081836 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000081836 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000081836 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000081836 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000081836 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081836 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081836 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081836 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000081836 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000081836 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000081836 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081836 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081836 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081836 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081836 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035462 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000035462 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000035462 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000035462 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000035462 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000035462 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000035462 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035462 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035462 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035462 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035462 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000035462 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000035462 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000035462 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035462 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035462 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000035462 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035462 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236145 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000236145 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236145 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000236145 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000236145 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236145 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236145 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236145 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236145 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236145 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236145 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000236145 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000236145 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000236145 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236145 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236145 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236145 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236145 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021277 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000021277 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000021277 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021277 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000021277 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021277 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021277 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021277 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021277 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021277 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021277 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000021277 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000021277 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000021277 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021277 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021277 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021277 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021277 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021279 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000021279 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000021279 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021279 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000021279 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021279 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021279 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021279 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021279 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021279 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021279 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000021279 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000021279 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000021279 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021279 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021279 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021279 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021279 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081837 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000081837 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000081837 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000081837 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000081837 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000081837 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081837 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000081837 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081837 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081837 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081837 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000081837 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000081837 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000081837 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081837 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081837 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081837 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081837 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035463 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000035463 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000035463 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000035463 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000035463 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000035463 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000035463 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035463 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035463 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035463 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035463 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000035463 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000035463 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000035463 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035463 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035463 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000035463 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035463 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236146 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000236146 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000236146 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000236146 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000236146 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000236146 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236146 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236146 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236146 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236146 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236146 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000236146 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000236146 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000236146 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236146 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236146 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236146 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236146 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171782 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000171782 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000171782 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000171782 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000171782 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171782 | Transamerica Short-Term BondFR_89356M658
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171782 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171782 | Transamerica Mid Cap GrowthFR_89360T558
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171782 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171782 | Transamerica Mid Cap Value OpportunitiesFR_89360T525
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171782 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000171782 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000171782 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000171782 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171782 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171783 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000171783 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000171783 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000171783 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000171783 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171783 | Transamerica Short-Term BondFR_89356M658
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171783 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171783 | Transamerica Mid Cap GrowthFR_89360T558
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171783 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171783 | Transamerica Mid Cap Value OpportunitiesFR_89360T525
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171783 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000171783 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000171783 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000171783 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171783 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171786 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171786 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000171786 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000171786 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000171786 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171786 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171786 | Transamerica Mid Cap GrowthFR_89360T558
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000171786 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171786 | Transamerica Mid Cap Value OpportunitiesFR_89360T525
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000171786 | Transamerica Small Cap GrowthFR_89360T459
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171786 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000171786 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000171786 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000171786 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171786 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171787 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171787 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000171787 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000171787 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000171787 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171787 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171787 | Transamerica Mid Cap GrowthFR_89360T558
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000171787 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171787 | Transamerica Mid Cap Value OpportunitiesFR_89360T525
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000171787 | Transamerica Small Cap GrowthFR_89360T459
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171787 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000171787 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000171787 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000171787 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171787 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171788 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000171788 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171788 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171788 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171788 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000171788 | Transamerica Short-Term BondFR_89356M658
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000171788 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000171788 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171788 | Transamerica Small Cap GrowthFR_89360T459
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171788 | Transamerica Government Money MarketFR_89360T681
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171788 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000171788 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000171788 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171788 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171788 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171789 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000171789 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171789 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171789 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171789 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000171789 | Transamerica Short-Term BondFR_89356M658
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000171789 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000171789 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171789 | Transamerica Small Cap GrowthFR_89360T459
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171789 | Transamerica Government Money MarketFR_89360T681
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171789 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000171789 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000171789 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171789 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171789 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000152515 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000152515 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000152515 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000152515 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152515 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000152515 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000152515 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152515 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152515 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152515 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152515 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000152515 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000152515 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000152515 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152515 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152515 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000210407 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000210407 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000210407 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000210407 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000210407 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000210407 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210407 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210407 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210407 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210407 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210407 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000210407 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000210407 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000210407 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210407 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210407 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000152516 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000152516 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000152516 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000152516 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152516 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000152516 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000152516 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152516 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152516 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152516 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152516 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000152516 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000152516 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000152516 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152516 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152516 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000152518 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000152518 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000152518 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000152518 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152518 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152518 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000152518 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152518 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152518 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152518 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152518 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000152518 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000152518 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000152518 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152518 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000152518 | IndustryRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210408 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000210408 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000210408 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000210408 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000210408 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000210408 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210408 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210408 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210408 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210408 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210408 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000210408 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000210408 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000210408 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210408 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000210408 | IndustryRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152519 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000152519 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000152519 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000152519 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152519 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152519 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000152519 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152519 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152519 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152519 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152519 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000152519 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000152519 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000152519 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152519 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000152519 | IndustryRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152520 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000152520 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000152520 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000152520 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152520 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152520 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152520 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152520 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000152520 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152520 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152520 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000152520 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000152520 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000152520 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152520 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152520 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000210409 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000210409 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000210409 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000210409 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000210409 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000210409 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000210409 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210409 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210409 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210409 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210409 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000210409 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000210409 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000210409 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210409 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210409 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000152521 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000152521 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000152521 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000152521 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152521 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152521 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152521 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152521 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000152521 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000152521 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152521 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000152521 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000152521 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000152521 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152521 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152521 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000152522 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000152522 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000152522 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000152522 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000152522 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152522 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000152522 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152522 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000152522 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152522 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152522 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000152522 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000152522 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000152522 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152522 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152522 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000210410 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000210410 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000210410 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000210410 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210410 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000210410 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000210410 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210410 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210410 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210410 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210410 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000210410 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000210410 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000210410 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210410 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210410 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000152523 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000152523 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000152523 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000152523 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000152523 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152523 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000152523 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152523 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000152523 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152523 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152523 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000152523 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000152523 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000152523 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152523 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152523 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000152525 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000152525 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152525 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000152525 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000152525 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152525 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000152525 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000152525 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152525 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152525 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152525 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000152525 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000152525 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000152525 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152525 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152525 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000210411 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000210411 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210411 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000210411 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210411 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210411 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000210411 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210411 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210411 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000210411 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210411 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000210411 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000210411 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000210411 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210411 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210411 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152524 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000152524 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000152524 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000152524 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000152524 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152524 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000152524 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000152524 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152524 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152524 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152524 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000152524 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000152524 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000152524 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152524 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152524 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000152526 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152526 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152526 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000152526 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152526 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000152526 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000152526 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152526 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152526 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152526 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152526 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000152526 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000152526 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000152526 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152526 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152526 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210412 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000210412 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210412 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000210412 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210412 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000210412 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000210412 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210412 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210412 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210412 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210412 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000210412 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000210412 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000210412 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210412 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210412 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152527 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152527 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152527 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000152527 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152527 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000152527 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000152527 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152527 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152527 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152527 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152527 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000152527 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000152527 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000152527 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152527 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000152527 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152528 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000152528 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000152528 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000152528 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000152528 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152528 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152528 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152528 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152528 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152528 | Transamerica Capital GrowthFR_89355X838
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152528 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000152528 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000152528 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000152528 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152528 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000152528 | IndustryRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210413 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210413 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000210413 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000210413 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000210413 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210413 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000210413 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210413 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000210413 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210413 | Transamerica Capital GrowthFR_89355X838
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000210413 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000210413 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000210413 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000210413 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210413 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000210413 | IndustryRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152529 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000152529 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000152529 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000152529 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000152529 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152529 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152529 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152529 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000152529 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152529 | Transamerica Capital GrowthFR_89355X838
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152529 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000152529 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000152529 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000152529 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152529 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000152529 | IndustryRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152530 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000152530 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000152530 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152530 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000152530 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152530 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152530 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152530 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152530 | Transamerica Capital GrowthFR_89355X838
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152530 | Transamerica Mid Cap GrowthFR_89356M773
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152530 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152530 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000152530 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000152530 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152530 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152530 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000210414 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000210414 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000210414 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000210414 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210414 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210414 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210414 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210414 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210414 | Transamerica Capital GrowthFR_89355X838
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210414 | Transamerica Mid Cap GrowthFR_89356M773
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210414 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000210414 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000210414 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000210414 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210414 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210414 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000152531 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000152531 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000152531 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152531 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000152531 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152531 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152531 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152531 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152531 | Transamerica Capital GrowthFR_89355X838
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152531 | Transamerica Mid Cap GrowthFR_89356M773
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152531 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000152531 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000152531 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000152531 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152531 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152531 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000190359 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000190359 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000190359 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000190359 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000190359 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190359 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190359 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190359 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190359 | Transamerica Capital GrowthFR_89355X838
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000190359 | Transamerica Emerging Markets EquityFR_89360T160
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190359 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000190359 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000190359 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000190359 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000190359 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000190359 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210416 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000210416 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000210416 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000210416 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210416 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210416 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210416 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210416 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210416 | Transamerica Capital GrowthFR_89355X838
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210416 | Transamerica Emerging Markets EquityFR_89360T160
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210416 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210416 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000210416 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000210416 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210416 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000210416 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000190360 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000190360 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000190360 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000190360 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000190360 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190360 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190360 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190360 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190360 | Transamerica Capital GrowthFR_89355X838
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000190360 | Transamerica Emerging Markets EquityFR_89360T160
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190360 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000190360 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000190360 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000190360 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000190360 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000190360 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000190361 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000190361 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000190361 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000190361 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190361 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000190361 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190361 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190361 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190361 | Transamerica Capital GrowthFR_89355X838
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190361 | Transamerica Mid Cap Value OpportunitiesFR_89356L627
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190361 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000190361 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000190361 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000190361 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000190361 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000190361 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210417 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000210417 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000210417 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000210417 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210417 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210417 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210417 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210417 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210417 | Transamerica Capital GrowthFR_89355X838
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210417 | Transamerica Mid Cap Value OpportunitiesFR_89356L627
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210417 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000210417 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000210417 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000210417 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210417 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000210417 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000190362 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000190362 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000190362 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000190362 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190362 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000190362 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190362 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190362 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190362 | Transamerica Capital GrowthFR_89355X838
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190362 | Transamerica Mid Cap Value OpportunitiesFR_89356L627
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190362 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000190362 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000190362 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000190362 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000190362 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000190362 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152532 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000152532 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000152532 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000152532 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152532 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152532 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152532 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152532 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152532 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152532 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152532 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000152532 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000152532 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000152532 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152532 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000152532 | IndustryRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210415 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000210415 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000210415 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000210415 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000210415 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000210415 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210415 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210415 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210415 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210415 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210415 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000210415 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000210415 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000210415 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210415 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000210415 | IndustryRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152533 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000152533 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000152533 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000152533 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000152533 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152533 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152533 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152533 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152533 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152533 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152533 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000152533 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000152533 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000152533 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152533 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000152533 | IndustryRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%